Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 10,792,370	¥ 9,345,733
Carrying amounts, Assets	102,943	121,920
Carrying amounts, Liabilities	381,753	420,524
Change in value used for calculating hedge ineffectiveness	(144,319)	(35,197)
Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	222,261	207,847
Carrying amounts, Assets
Carrying amounts, Liabilities	39,169	34,926
Change in value used for calculating hedge ineffectiveness	(6,717)	(3,758)
Debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	121,570	(6,919)
Carrying amounts	9,530,328	8,195,943
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	4,158	1,492
Carrying amounts	122,354	120,304
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	29,165	43,785
Carrying amounts	¥ 888,319	¥ 810,009